JPMorgan Institutional Trust

June 28, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Institutional Trust (the “Trust”)
(File No. 811-21638)

Ladies and Gentlemen:

On behalf of the Trust, accompanying this letter for filing pursuant to the Investment Company Act of 1940, please find Amendment 21 for the Trust. If you have any questions concerning the foregoing, please contact the undersigned at 614-901-1410.

Very truly yours,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary